Stock Based Compensation, Summary of Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Options Activity, Options Outstanding [Roll Forward]
Balance, beginning of period (in shares)	41,190	41,190
Exercised (in shares)	(19,003)	0
Authorized (in shares)	0	0
Forfeited (in shares)	0	0
Granted (in shares)	0	0
Expired (in shares)	0	0
Balance, end of period (in shares)	22,187	41,190
Summary of Options Activity, Weighted Average Exercise Price [Roll Forward]
Balance, beginning of period (in dollars per share)	$ 12.06	$ 12.06
Exercised (in dollars per share)	$ 12.06	$ 0
Authorized (in dollars per share)	$ 0	$ 0
Forfeited (in dollars per share)	$ 0	$ 0
Granted (in dollars per share)	$ 0	$ 0
Expired (in dollars per share)	$ 0	$ 0
Balance, end of period (in dollars per share)	$ 12.06	$ 12.06